LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) bank creditFacility vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel
Liquidity And Capital Resources [Line Items]
Cash and cash equivalents incl. restricted cash | $	$ 291.2	$ 295.6	$ 323.8
Undrawn and committed credit facilities | $	$ 323.6	$ 342.5	$ 92.6
Number of vessels repaid	7
Number of vessels taken delivery of	19	5	0
Number of vessels financed by mortgage debt and revolving credit facilities	14
Number of vessels unencumbered	5
Number of secondhand vessels financed through HCOB	5
Number of MR vessels financed	3
Scheduled minimum payments on mortgage debt and bank loans in 2025 | $	$ 113.7
Number of banks | bank	8
Number of secondhand vessels financed with revolving credit facility	6
Extension of syndicated facilities	1 year
Undrawn credit facilities at year end | creditFacility	3
Gross lease liabilities | $	$ 10.3	$ 7.6	$ 5.3
Bottom of range
Liquidity And Capital Resources [Line Items]
Gross lease liabilities | $	51.0
Syndicated Facilities 2024 - RCF
Liquidity And Capital Resources [Line Items]
Undrawn and committed credit facilities | $	$ 149.5	$ 0.0	$ 0.0